Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR SERIES TRUST
State Street® SPDR® Portfolio S&P 500® ETF
State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF
State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated February 3, 2026 to the Prospectus
and Statement of Additional Information (“SAI”),
each dated October 31, 2025, as may be supplemented from time to time
Each Fund is classified as “diversified” under the Investment Company Act of 1940 and seeks to track the performance of its respective underlying index. Effective immediately, each Fund is updating its registration statement to reflect: (i) the Fund may become non-diversified solely as a result of tracking its index (e.g., as a result of changes in weightings of one or more component securities); and (ii) if the Fund crosses from diversified to non-diversified due to tracking its index, shareholder approval will not be sought. Accordingly, effective immediately:
1.	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in each Fund’s Prospectus:
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2.	The following discussion is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in each Fund’s Prospectus:
Non‑Diversification Risk: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).

State Street(R) SPDR(R) Portfolio S&P 1500(R) Composite Stock Market ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR SERIES TRUST
State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated February 3, 2026 to the Prospectus
and Statement of Additional Information (“SAI”),
each dated October 31, 2025, as may be supplemented from time to time
Each Fund is classified as “diversified” under the Investment Company Act of 1940 and seeks to track the performance of its respective underlying index. Effective immediately, each Fund is updating its registration statement to reflect: (i) the Fund may become non-diversified solely as a result of tracking its index (e.g., as a result of changes in weightings of one or more component securities); and (ii) if the Fund crosses from diversified to non-diversified due to tracking its index, shareholder approval will not be sought. Accordingly, effective immediately:
1.	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in each Fund’s Prospectus:
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2.	The following discussion is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in each Fund’s Prospectus:
Non‑Diversification Risk: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).

State Street(R) SPDR(R) Portfolio S&P 500(R) ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR SERIES TRUST
State Street® SPDR® Portfolio S&P 500® ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated February 3, 2026 to the Prospectus
and Statement of Additional Information (“SAI”),
each dated October 31, 2025, as may be supplemented from time to time
Each Fund is classified as “diversified” under the Investment Company Act of 1940 and seeks to track the performance of its respective underlying index. Effective immediately, each Fund is updating its registration statement to reflect: (i) the Fund may become non-diversified solely as a result of tracking its index (e.g., as a result of changes in weightings of one or more component securities); and (ii) if the Fund crosses from diversified to non-diversified due to tracking its index, shareholder approval will not be sought. Accordingly, effective immediately:
1.	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in each Fund’s Prospectus:
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2.	The following discussion is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in each Fund’s Prospectus:
Non‑Diversification Risk: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).

State Street(R) SPDR(R) S&P(R) 500 Fossil Fuel Reserves Free ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SPDR SERIES TRUST
State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF
(each, a “Fund” and together, the “Funds”)
Supplement dated February 3, 2026 to the Prospectus
and Statement of Additional Information (“SAI”),
each dated October 31, 2025, as may be supplemented from time to time
Each Fund is classified as “diversified” under the Investment Company Act of 1940 and seeks to track the performance of its respective underlying index. Effective immediately, each Fund is updating its registration statement to reflect: (i) the Fund may become non-diversified solely as a result of tracking its index (e.g., as a result of changes in weightings of one or more component securities); and (ii) if the Fund crosses from diversified to non-diversified due to tracking its index, shareholder approval will not be sought. Accordingly, effective immediately:
1.	The following is added at the end of the first paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in each Fund’s Prospectus:
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
2.	The following discussion is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in each Fund’s Prospectus:
Non‑Diversification Risk: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).